Distribution Date:	05/17/22	Benchmark 2018-B1 Mortgage Trust
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2018-B1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Job Warshaw		jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	10		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
		Rating Agency	Standard & Poor's Ratings Services
Historical Liquidated Loan Detail	27
				(416) 202-6001
Historical Bond / Collateral Loss Reconciliation Detail	28
			130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada
Interest Shortfall Detail - Collateral Level	29	Rating Agency	Kroll Bond Rating Agency, Inc.
Supplemental Notes	30		general	(212) 702-0707
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162PAS0	2.560000%	18,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	140,591,958.06	510,749.51	418,378.24	0.00	0.00	929,127.75	140,081,208.55	31.00%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	49,272,000.00	0.00	137,756.30	0.00	0.00	137,756.30	49,272,000.00	31.00%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	40,449,000.00	0.00	121,414.41	0.00	0.00	121,414.41	40,449,000.00	31.00%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	135,000,000.00	0.00	382,725.00	0.00	0.00	382,725.00	135,000,000.00	31.00%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	31.00%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	22.09%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	17.69%	17.13%
C	08162PBB6	4.104714%	52,075,000.00	52,075,000.00	0.00	178,127.47	0.00	0.00	178,127.47	52,075,000.00	12.92%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	138,691.67	0.00	0.00	138,691.67	60,520,000.00	7.36%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	63,335.00	0.00	0.00	63,335.00	25,334,000.00	5.04%	4.88%
F-RR	08162PAM3	4.104714%	14,074,000.00	14,074,000.00	0.00	48,141.45	0.00	0.00	48,141.45	14,074,000.00	3.75%	3.63%
G-RR*	08162PAP6	4.104714%	40,816,346.00	40,816,346.00	0.00	127,965.15	0.00	0.00	127,965.15	40,816,346.00	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.104714%	40,426,661.73	39,143,435.25	18,338.18	133,475.50	0.00	0.00	151,813.68	39,125,097.07	0.00%	0.00%
Regular SubTotal			1,166,378,007.73	1,129,354,739.31	529,087.69	3,408,340.20	0.00	0.00	3,937,427.89	1,128,825,651.62

X-A	08162PAY7	0.493238%	885,279,000.00	849,538,958.06	0.00	349,187.24	0.00	0.00	349,187.24	849,028,208.55
X-B	08162PAA9	0.045714%	47,853,000.00	47,853,000.00	0.00	1,822.94	0.00	0.00	1,822.94	47,853,000.00
X-D	08162PAC5	1.354714%	60,520,000.00	60,520,000.00	0.00	68,322.72	0.00	0.00	68,322.72	60,520,000.00
X-E	08162PAE1	1.104714%	25,334,000.00	25,334,000.00	0.00	23,322.35	0.00	0.00	23,322.35	25,334,000.00
Notional SubTotal			1,018,986,000.00	983,245,958.06	0.00	442,655.25	0.00	0.00	442,655.25	982,735,208.55

Deal Distribution Total					529,087.69	3,850,995.45	0.00	0.00	4,380,083.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162PAT8	891.91683041	3.24020015	2.65419586	0.00000000	0.00000000	0.00000000	0.00000000	5.89439602	888.67663025
A-3	08162PAU5	1,000.00000000	0.00000000	2.79583333	0.00000000	0.00000000	0.00000000	0.00000000	2.79583333	1,000.00000000
A-SB	08162PAV3	1,000.00000000	0.00000000	3.00166654	0.00000000	0.00000000	0.00000000	0.00000000	3.00166654	1,000.00000000
A-4	08162PAW1	1,000.00000000	0.00000000	2.83500000	0.00000000	0.00000000	0.00000000	0.00000000	2.83500000	1,000.00000000
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.42059472	0.00000000	0.00000000	0.00000000	0.00000000	3.42059472	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	2.29166672	0.00000000	0.00000000	0.00000000	0.00000000	2.29166672	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	3.42059471	0.00000000	0.00000000	0.00000000	0.00000000	3.42059471	1,000.00000000
G-RR	08162PAP6	1,000.00000000	0.00000000	3.13514468	0.28544985	11.82168659	0.00000000	0.00000000	3.13514468	1,000.00000000
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	968.25791631	0.45361599	3.30167009	0.01034763	0.42854293	0.00000000	0.00000000	3.75528608	967.80430032

Notional Certificates
X-A	08162PAY7	959.62849911	0.00000000	0.39443751	0.00000000	0.00000000	0.00000000	0.00000000	0.39443751	959.05156290
X-B	08162PAA9	1,000.00000000	0.00000000	0.03809458	0.00000000	0.00000000	0.00000000	0.00000000	0.03809458	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.12892796	0.00000000	0.00000000	0.00000000	0.00000000	1.12892796	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	0.92059485	0.00000000	0.00000000	0.00000000	0.00000000	0.92059485	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	418,378.24	0.00	418,378.24	0.00	0.00	0.00	418,378.24	0.00
A-3	04/01/22 - 04/30/22	30	0.00	137,756.30	0.00	137,756.30	0.00	0.00	0.00	137,756.30	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	121,414.41	0.00	121,414.41	0.00	0.00	0.00	121,414.41	0.00
A-4	04/01/22 - 04/30/22	30	0.00	382,725.00	0.00	382,725.00	0.00	0.00	0.00	382,725.00	0.00
A-5	04/01/22 - 04/30/22	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	04/01/22 - 04/30/22	30	0.00	349,187.24	0.00	349,187.24	0.00	0.00	0.00	349,187.24	0.00
X-B	04/01/22 - 04/30/22	30	0.00	1,822.94	0.00	1,822.94	0.00	0.00	0.00	1,822.94	0.00
X-D	04/01/22 - 04/30/22	30	0.00	68,322.72	0.00	68,322.72	0.00	0.00	0.00	68,322.72	0.00
X-E	04/01/22 - 04/30/22	30	0.00	23,322.35	0.00	23,322.35	0.00	0.00	0.00	23,322.35	0.00
A-M	04/01/22 - 04/30/22	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	04/01/22 - 04/30/22	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	04/01/22 - 04/30/22	30	0.00	178,127.47	0.00	178,127.47	0.00	0.00	0.00	178,127.47	0.00
D	04/01/22 - 04/30/22	30	0.00	138,691.67	0.00	138,691.67	0.00	0.00	0.00	138,691.67	0.00
E	04/01/22 - 04/30/22	30	0.00	63,335.00	0.00	63,335.00	0.00	0.00	0.00	63,335.00	0.00
F-RR	04/01/22 - 04/30/22	30	0.00	48,141.45	0.00	48,141.45	0.00	0.00	0.00	48,141.45	0.00
G-RR	04/01/22 - 04/30/22	30	470,867.03	139,616.18	0.00	139,616.18	11,651.02	0.00	0.00	127,965.15	482,518.05
VRR Interest	04/01/22 - 04/30/22	30	16,906.24	133,893.83	0.00	133,893.83	418.32	0.00	0.00	133,475.50	17,324.56
Totals			487,773.27	3,863,064.81	0.00	3,863,064.81	12,069.34	0.00	0.00	3,850,995.45	499,842.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	4.104714%	5,659,582.26	5,047,876.67	18,338.18	17,266.74	0.00	0.00	35,604.92	5,029,538.49
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	4.104714%	1,769,083.97	1,769,083.97	0.00	6,051.32	0.00	0.00	6,051.32	1,769,083.97
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.104714%	1,452,299.02	1,452,299.02	0.00	4,967.73	0.00	0.00	4,967.73	1,452,299.02
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.104714%	4,847,100.50	4,847,100.50	0.00	16,579.97	0.00	0.00	16,579.97	4,847,100.50
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.104714%	13,899,042.74	13,899,042.74	0.00	47,542.99	0.00	0.00	47,542.99	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.104714%	3,486,824.58	3,486,824.58	0.00	11,927.01	0.00	0.00	11,927.01	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.104714%	1,718,135.56	1,718,135.56	0.00	5,877.05	0.00	0.00	5,877.05	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.104714%	1,869,724.14	1,869,724.14	0.00	6,395.57	0.00	0.00	6,395.57	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.104714%	2,172,937.20	2,172,937.20	0.00	7,432.74	0.00	0.00	7,432.74	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.104714%	909,603.29	909,603.29	0.00	3,111.38	0.00	0.00	3,111.38	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.104714%	505,319.20	505,319.20	0.00	1,728.49	0.00	0.00	1,728.49	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.104714%	1,465,488.38	1,465,488.38	0.00	4,594.52	0.00	0.00	4,594.52	1,465,488.38
Regular Interest Total			40,426,661.73	39,143,435.25	18,338.18	133,475.51	0.00	0.00	151,813.69	39,125,097.07
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	08162PBD2	4.104714%	40,426,661.73	39,143,435.25	18,338.18	133,475.50	0.00	0.00	151,813.68	39,125,097.07
Exchangeable Certificates Total			80,853,323.46	39,143,435.25	18,338.18	133,475.50	0.00	0.00	151,813.68	39,125,097.07

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	08162PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	08162PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	08162PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	08162PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	08162PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A5	08162PBK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	08162PBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	08162PBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	08162PBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	08162PBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	08162PBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	08162PBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	08162PBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	08162PBD2	968.25791631	0.45361599	3.30167009	0.01034763	0.42854293	0.00000000	0.00000000	3.75528608	967.80430032

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	4,380,083.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,876,140.84	Master Servicing Fee	8,285.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,356.77
Interest Adjustments	3,075.61	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	470.56
ARD Interest	0.00	Operating Advisor Fee	1,749.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,879,216.45	Total Fees	16,151.67

Principal		Expenses/Reimbursements
Scheduled Principal	580,571.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	45,162.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(32,927.93)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(51,483.67)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(165.00)
Total Principal Collected	529,087.69	Total Expenses/Reimbursements	12,069.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,850,995.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	529,087.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,380,083.14
Total Funds Collected	4,408,304.14	Total Funds Distributed	4,408,304.16

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,129,354,740.09	1,129,354,740.09	Beginning Certificate Balance	1,129,354,739.31
(-) Scheduled Principal Collections	580,571.36	580,571.36	(-) Principal Distributions	529,087.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(51,483.67)	(51,483.67)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,128,825,652.40	1,128,825,652.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,129,901,181.64	1,129,901,181.64	Ending Certificate Balance	1,128,825,651.62
Ending Actual Collateral Balance	1,129,184,371.85	1,129,184,371.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	10	48,007,991.02	4.25%	65	4.7588	2.093442	1.44 or less	11	221,034,756.90	19.58%	54	4.5074	0.827366
7,500,000 to 14,999,999		18	204,871,514.14	18.15%	60	4.5769	1.722405	1.45 to 1.49	4	70,441,814.33	6.24%	67	4.1936	1.489929
15,000,000 to 24,999,999		6	118,026,103.93	10.46%	67	4.2805	2.449812	1.50 to 1.74	7	111,053,377.10	9.84%	66	4.5767	1.627621
25,000,000 to 49,999,999		14	524,798,223.70	46.49%	54	3.9842	1.838248	1.75 to 1.99	7	110,621,566.97	9.80%	66	4.3447	1.853803
	50,000,000 or greater	4	233,121,819.61	20.65%	52	3.8036	3.385422	2.00 to 2.49	13	342,764,301.78	30.36%	57	4.0116	2.250889
	Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538	2.50 to 3.49	5	99,004,440.33	8.77%	66	3.9170	2.863181
								3.50 and greater	5	173,905,394.99	15.41%	37	3.4820	4.415015
								Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,237,240.91	0.11%	25	3.5628	3.801000	Pennsylvania	9	74,362,038.77	6.59%	65	4.2090	1.892509
Arizona	3	8,065,938.46	0.71%	55	3.7389	2.920790	South Carolina	2	478,957.94	0.04%	25	3.5628	3.801000
Arkansas	1	51,738.04	0.00%	61	4.4860	1.383600	Texas	32	73,003,462.11	6.47%	51	4.1379	1.769371
California	19	220,069,168.62	19.50%	51	3.8729	2.618526	Virginia	4	2,509,528.50	0.22%	32	3.7466	3.319823
Colorado	1	7,729,453.73	0.68%	67	5.1050	1.520800	Washington	3	2,842,333.05	0.25%	64	3.9649	2.317987
Connecticut	3	18,265,512.85	1.62%	59	4.0980	2.150732	Washington, DC	2	95,000,000.00	8.42%	39	3.4304	2.645542
Florida	8	32,491,053.47	2.88%	63	4.7678	2.185517	Wisconsin	5	10,172,326.74	0.90%	57	4.4007	1.970575
Georgia	1	10,187,613.33	0.90%	65	3.7700	2.667400	Wyoming	1	152,449.42	0.01%	61	4.4860	1.383600
Illinois	8	64,676,453.69	5.73%	66	4.6058	0.276444	Totals	171	1,128,825,652.40	100.00%	57	4.1184	2.211538
Indiana	7	6,874,587.08	0.61%	30	3.6983	3.446276
									Property Type³
Iowa	3	2,894,187.38	0.26%	57	4.4840	2.032857
Kentucky	1	267,597.39	0.02%	61	4.4860	1.383600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	5,384,728.31	0.48%	65	5.3154	2.674346		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	5	29,750,552.15	2.64%	62	4.5901	2.194482	Industrial	27	40,534,883.37	3.59%	36	3.6213	3.481069
Massachusetts	1	50,000,000.00	4.43%	68	3.9000	5.216000	Lodging	80	171,982,854.83	15.24%	54	4.7135	1.140202
Michigan	7	48,335,568.98	4.28%	63	4.2475	1.769137	Mixed Use	6	201,950,165.63	17.89%	66	4.0611	2.686285
Minnesota	8	41,052,569.74	3.64%	64	4.6813	1.846666	Mobile Home Park	1	4,305,394.99	0.38%	67	4.5000	4.211000
Missouri	3	1,707,344.16	0.15%	25	3.5628	3.801000	Multi-Family	4	156,182,284.12	13.84%	45	3.7939	2.588011
Nevada	1	396,850.86	0.04%	25	3.5628	3.801000	Office	38	371,561,582.22	32.92%	58	3.8913	2.432309
New Jersey	5	84,541,383.94	7.49%	62	4.1825	2.193565	Retail	11	170,124,808.03	15.07%	60	4.4456	1.479894
New York	3	119,000,000.00	10.54%	65	3.8763	1.934515	Self Storage	4	12,183,679.36	1.08%	68	4.7067	1.931262
North Carolina	8	84,220,959.67	7.46%	43	4.5829	1.474116	Totals	171	1,128,825,652.40	100.00%	57	4.1184	2.211538
Ohio	9	32,335,443.70	2.86%	65	4.2897	2.163403
Oklahoma	3	441,005.48	0.04%	41	3.9822	2.702938
Oregon	1	327,604.08	0.03%	61	4.4860	1.383600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	13	463,600,000.00	41.07%	49	3.6183	3.018352	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	212,938,845.23	18.86%	66	4.1517	1.915229	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	10	166,997,240.39	14.79%	64	4.3689	1.903744	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	168,079,178.53	14.89%	54	4.6113	1.126870	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	73,130,608.10	6.48%	67	4.8442	1.392024	49 months or greater	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
	5.0000% or greater	5	44,079,780.15	3.90%	48	5.1844	1.819040	Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
	Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	197,739,466.12	17.52%	11	3.5977	2.877626	Interest Only	20	685,317,500.00	60.71%	52	3.8566	2.463422
	61 to 84 months	46	931,086,186.28	82.48%	66	4.2290	2.070077	299 months or less	6	66,178,933.79	5.86%	66	4.9325	1.893623
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	26	377,329,218.61	33.43%	63	4.4511	1.809815
	Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	128,433,169.69	11.38%	66	3.8647	2.622685				None
	12 months or less	42	940,614,031.77	83.33%	55	4.1114	2.191105
	13 months to 24 months	2	30,728,941.50	2.72%	68	4.8040	1.556093
	25 months or greater	1	29,049,509.44	2.57%	66	4.7410	1.748700
	Totals	52	1,128,825,652.40	100.00%	57	4.1184	2.211538
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.140%	241,500.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	05/01/22
2	309630002	MU	Santa Clarita	CA	Actual/360	4.186%	194,337.28	88,818.95	0.00	N/A	12/06/27	--	55,710,638.56	55,621,819.61	05/06/22
3	309630003	MF	San Jose	CA	Actual/360	2.941%	140,898.96	0.00	0.00	N/A	12/06/22	--	57,500,000.00	57,500,000.00	05/06/22
4	309101001	Various Various		Various	Actual/360	3.770%	109,958.33	0.00	0.00	N/A	10/01/27	--	35,000,000.00	35,000,000.00	05/01/22
4A	309101002				Actual/360	3.770%	62,833.33	0.00	0.00	N/A	10/01/27	--	20,000,000.00	20,000,000.00	05/01/22
5	309071003	OF	New York	NY	Actual/360	3.605%	90,113.56	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	05/06/22
5A	309071005				Actual/360	3.605%	60,075.71	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	05/06/22
6	309630006	OF	Washington	DC	Actual/360	3.600%	120,000.00	0.00	0.00	N/A	11/01/27	--	40,000,000.00	40,000,000.00	05/01/22
6A	309630106				Actual/360	3.600%	30,000.00	0.00	0.00	N/A	11/01/27	--	10,000,000.00	10,000,000.00	05/01/22
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.900%	162,500.00	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	05/01/22
8	656120771	OF	Washington	DC	Actual/360	3.242%	121,575.00	0.00	0.00	N/A	01/06/23	--	45,000,000.00	45,000,000.00	05/06/22
9	304101945	MF	Ann Arbor	MI	Actual/360	4.315%	155,142.85	63,484.06	0.00	N/A	12/06/27	--	43,145,172.70	43,081,688.64	05/06/22
10	309630010	LO	Chicago	IL	Actual/360	4.597%	168,556.67	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	05/01/22
11	656120744	MU	West Hollywood	CA	Actual/360	3.900%	139,750.00	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	05/06/22
12	309630012	Various Various		Various	Actual/360	3.563%	124,995.95	0.00	0.00	N/A	06/05/24	--	42,100,000.00	42,100,000.00	05/05/22
13	309630013	RT	Whitehall	PA	Actual/360	4.056%	130,597.46	71,275.29	0.00	N/A	11/01/27	--	38,638,300.91	38,567,025.62	05/01/22
14	656120741	LO	Rochester	MN	Actual/360	4.741%	114,990.58	55,889.37	0.00	N/A	11/06/27	--	29,105,398.81	29,049,509.44	05/06/22
14A	656120743				Actual/360	4.741%	38,330.19	18,629.80	0.00	N/A	11/06/27	--	9,701,799.49	9,683,169.69	05/06/22
15	309630015	MF	Midland	TX	Actual/360	3.999%	119,970.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	05/06/22
16	309630016	MU	New York	NY	Actual/360	3.950%	115,208.33	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	05/01/22
17	309630017	RT	New York	NY	Actual/360	4.200%	119,000.00	0.00	0.00	12/06/27	12/06/29	--	34,000,000.00	34,000,000.00	09/06/21
18	309630018	LO	Charlotte	NC	Actual/360	4.530%	113,250.00	0.00	0.00	N/A	06/01/22	--	30,000,000.00	30,000,000.00	05/01/22
19	309630019	RT	Monroeville	PA	Actual/360	4.340%	50,633.33	0.00	0.00	N/A	10/06/27	--	14,000,000.00	14,000,000.00	05/06/22
19A	309630119				Actual/360	4.340%	50,633.33	0.00	0.00	N/A	10/06/27	--	14,000,000.00	14,000,000.00	05/06/22
20	304101958	OF	Ventura	CA	Actual/360	4.425%	81,862.50	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	05/06/22
21	656120750	OF	Raleigh	NC	Actual/360	4.330%	76,408.26	0.00	0.00	N/A	12/06/27	--	21,175,500.00	21,175,500.00	05/06/22
22	309630022	MF	Hyattsville	MD	Actual/360	4.775%	78,099.61	26,531.45	0.00	N/A	01/01/28	--	19,627,126.93	19,600,595.48	05/01/22
23	304101956	RT	Raleigh	NC	Actual/360	4.930%	61,922.83	22,486.61	0.00	N/A	01/06/28	--	15,072,495.06	15,050,008.45	05/06/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	304101974	OF	Stamford	CT	Actual/360	4.217%	51,832.73	0.00	0.00	N/A	12/06/27	--	14,750,000.00	14,750,000.00	05/06/22
25	309630025	RT	Weslaco	TX	Actual/360	5.096%	58,470.50	21,458.95	0.00	N/A	12/01/22	--	13,768,563.57	13,747,104.62	05/01/22
26	309630026	LO	Various	Various	Actual/360	4.530%	55,115.00	0.00	0.00	N/A	07/06/27	--	14,600,000.00	14,600,000.00	05/06/22
27	309630027	LO	Various	Various	Actual/360	4.486%	53,523.59	0.00	0.00	N/A	06/01/27	--	14,317,500.00	14,317,500.00	05/01/22
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.510%	48,710.06	19,772.69	0.00	N/A	10/06/27	--	12,960,548.05	12,940,775.36	05/06/22
30	309630030	OF	Dublin	OH	Actual/360	4.430%	47,622.50	0.00	0.00	N/A	01/06/28	--	12,900,000.00	12,900,000.00	05/06/22
31	304101959	RT	Oak Park	IL	Actual/360	4.820%	47,961.69	19,350.30	0.00	N/A	01/06/28	--	11,940,669.63	11,921,319.33	02/06/21
32	309630032	MU	San Diego	CA	Actual/360	4.855%	47,982.79	(28,734.77)	(51,483.67)	N/A	12/06/27	--	11,099,611.25	11,128,346.02	04/06/22
33	309630033	RT	Montague	NJ	Actual/360	4.310%	33,787.27	14,767.69	0.00	N/A	11/01/24	--	9,407,129.19	9,392,361.50	05/01/22
34	309630034	LO	Panama City Beach	FL	Actual/360	5.416%	40,309.92	19,380.04	0.00	N/A	12/01/27	--	8,931,296.65	8,911,916.61	05/01/22
35	309630035	LO	Shelby	NC	Actual/360	5.020%	36,053.78	19,651.60	0.00	N/A	12/01/27	--	8,618,433.07	8,598,781.47	02/01/22
36	309630036	OF	Grandview Heights	OH	Actual/360	4.360%	31,766.53	12,890.19	0.00	N/A	10/06/27	--	8,743,080.44	8,730,190.25	05/06/22
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.105%	32,933.64	12,048.04	0.00	N/A	12/01/27	--	7,741,501.77	7,729,453.73	05/01/22
38	304101951	RT	Appleton	WI	Actual/360	4.680%	29,379.00	12,481.60	0.00	N/A	01/06/28	--	7,533,077.16	7,520,595.56	05/06/22
39	656120772	OF	Various	Various	Actual/360	4.612%	28,059.38	0.00	0.00	N/A	07/06/27	--	7,300,000.00	7,300,000.00	05/06/22
40	656120773	MU	Oakland	CA	Actual/360	4.490%	26,940.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	05/06/22
42	309630042	LO	Chalmette	LA	Actual/360	5.416%	23,034.24	11,074.31	0.00	N/A	12/01/27	--	5,103,598.03	5,092,523.72	05/01/22
43	656120753	RT	Concord	NC	Actual/360	4.910%	19,861.99	11,220.59	0.00	N/A	12/06/27	--	4,854,253.45	4,843,032.86	05/06/22
44	304101946	SS	Miami	FL	Actual/360	4.700%	18,969.60	7,999.57	0.00	N/A	01/06/28	--	4,843,302.64	4,835,303.07	05/06/22
45	656120756	MH	Sun City	CA	Actual/360	4.500%	16,172.94	7,387.93	0.00	N/A	12/06/27	--	4,312,782.92	4,305,394.99	05/06/22
46	407004702	RT	Callahan	FL	Actual/360	4.870%	15,177.03	6,243.61	0.00	N/A	06/06/27	--	3,739,720.78	3,733,477.17	05/06/22
47	304101953	SS	Various	PA	Actual/360	4.630%	14,853.69	5,338.03	0.00	N/A	01/06/28	--	3,849,768.45	3,844,430.42	05/06/22
48	304101947	SS	Frankfort	IL	Actual/360	4.800%	14,034.67	4,722.12	0.00	N/A	01/06/28	--	3,508,667.99	3,503,945.87	05/06/22
49	407004713	RT	Ontario	CA	Actual/360	4.836%	13,519.85	4,919.67	0.00	N/A	07/06/27	--	3,354,802.59	3,349,882.92	05/06/22
Totals							3,879,216.45	529,087.69	(51,483.67)				1,129,354,740.09	1,128,825,652.40
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,752,232.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,960,283.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,742,187.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	40,892,457.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	86,034,020.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,473,717.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,845,044.85	5,756,628.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,239,329.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(163,500.04)	114,705.92	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	656,523.43	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	53,160,807.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,930,820.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	16,647,645.00	14,577,992.00	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	482,383.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,071,354.00	5,298,695.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,590,375.00	0.00	--	--	05/11/22	10,190,355.79	173,092.42	83,005.05	791,964.18	687,359.34	0.00
18	3,668,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,354,220.56	3,797,994.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,664,527.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,498,172.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,381,821.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,378,215.48	1,112,243.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,300,775.87	292,720.94	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	8,237,357.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	42,653,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,519,003.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,409,999.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	546,640.00	0.00	--	--	05/11/22	2,377,196.06	92,633.01	57,643.14	916,285.83	417,390.46	0.00
32	708,000.00	354,457.00	01/01/20	06/30/20	04/11/22	0.00	14,532.42	147,687.81	147,687.81	0.00	0.00
33	1,351,556.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	2,335,079.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	986,386.00	0.00	--	--	--	0.00	0.00	55,611.30	167,009.37	19,283.26	0.00
36	1,226,360.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	439,644.95	938,035.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	723,600.60	361,800.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	722,255.00	480,177.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	739,115.44	173,981.10	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	832,199.76	1,156,169.88	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	593,121.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	404,206.17	140,180.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,234,438.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	499,066.63	0.00	--	--	--	0.00	0.00	0.00	0.00	11,855.43	0.00
47	550,574.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	424,660.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	307,210.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	384,532,272.32	38,029,769.88				12,567,551.85	280,257.85	343,947.30	2,022,947.19	1,135,888.49	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	1	8,598,781.47	2	45,921,319.33	0	0.00	1	8,598,781.47	1	11,128,346.02	0	0.00	0	0.00	4.118404%	4.086703%	57
04/15/22	0	0.00	0	0.00	4	65,658,713.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.118608%	4.086911%	58
03/17/22	0	0.00	0	0.00	4	65,709,018.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.118821%	4.087120%	59
02/17/22	0	0.00	0	0.00	4	65,771,995.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.119088%	4.087382%	60
01/18/22	0	0.00	1	8,676,898.51	3	57,144,925.17	0	0.00	0	0.00	0	0.00	0	0.00	1	12,422,993.12	4.119298%	4.087589%	61
12/17/21	1	8,695,017.26	0	0.00	3	57,176,425.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125321%	4.093374%	61
11/18/21	0	0.00	0	0.00	4	65,925,168.11	0	0.00	0	0.00	0	0.00	0	0.00	1	5,960,614.93	4.125552%	4.093601%	62
10/18/21	0	0.00	0	0.00	4	65,974,352.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130703%	4.098639%	63
09/17/21	0	0.00	1	8,751,321.54	3	57,276,337.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130939%	4.098870%	64
08/17/21	1	8,769,119.96	1	11,219,364.44	2	46,087,928.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131154%	4.099081%	65
07/16/21	1	11,233,121.61	0	0.00	3	54,891,839.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131368%	4.099291%	66
06/17/21	0	0.00	0	0.00	3	54,929,323.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131601%	4.099518%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	309630017	09/06/21	7	6	83,005.05	791,964.18	798,136.87	34,000,000.00	11/12/20	7
31	304101959	02/06/21	14	6	57,643.14	916,285.83	581,888.23	12,197,369.93	06/19/20	6
32	309630032	04/06/22	0	B	147,687.81	147,687.81	3,000.25	11,151,094.92	10/14/20	9
35	309630035	02/01/22	2	2	55,611.30	167,009.37	163,145.14	8,658,701.43	11/04/20	7			04/13/22
Totals					343,947.30	2,022,947.19	1,546,170.49	66,007,166.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		30,000,000	30,000,000		0	0
7 - 12 Months		116,247,105	116,247,105		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		51,492,362	51,492,362		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		931,086,186	876,566,085	45,921,319		8,598,781

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	1,128,825,652	1,074,305,552	0	0	45,921,319	8,598,781
Apr-22	1,129,354,740	1,063,696,026	0	0	65,658,714	0
Mar-22	1,129,882,518	1,064,173,500	0	0	65,709,018	0
Feb-22	1,130,539,491	1,064,767,495	0	0	65,771,995	0
Jan-22	1,131,062,618	1,065,240,794	0	8,676,899	57,144,925	0
Dec-21	1,144,025,436	1,078,153,993	8,695,017	0	57,176,425	0
Nov-21	1,144,608,705	1,078,683,536	0	0	65,925,168	0
Oct-21	1,151,116,912	1,085,142,559	0	0	65,974,352	0
Sep-21	1,151,708,894	1,085,681,234	0	8,751,322	57,276,338	0
Aug-21	1,152,252,001	1,086,175,588	8,769,120	11,219,364	46,087,928	0
Jul-21	1,152,792,971	1,086,668,010	11,233,122	0	54,891,840	0
Jun-21	1,153,378,570	1,098,449,246	0	0	54,929,323	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	309630017	34,000,000.00	34,000,000.00	28,300,000.00	01/10/22	1,590,375.00	1.07770	09/30/21	12/06/29	I/O
31	304101959	11,921,319.33	12,197,369.93	11,750,000.00	08/25/20	546,640.00	0.67670	03/31/22	01/06/28	307
32	309630032	11,128,346.02	11,151,094.92	14,600,000.00	10/13/21	712,809.13	0.97290	06/30/20	12/06/27	307
35	309630035	8,598,781.47	8,658,701.43	11,000,000.00	11/10/21	986,386.00	1.47550	06/30/20	12/01/27	246
Totals		65,648,446.82	66,007,166.28	65,650,000.00		3,836,210.13

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	309630017	RT	NY	11/12/20	7

Loan originally transferred to Midland, as Special Servicer, on 11/12/20 due to Delinquent Payments as Borrower failed to make the payment due for 9/6/20. Notice of Default was sent on 12/7/20. Loan was accelerated on 7/23/21. Collateral consists of a ground floor retail condominium unit within the property known as the Atrium Condominium located in the Greenwich Village neighborhood of New York City. The Atrium Condominium is an 11-story building containing 196 residential units built in 1910 with the retail portion containing 27,541 NRSF. Local counsel was retained to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 11/5/21. Lender is still waiting for the court to assign a judge to the foreclosure case. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

31	304101959	RT	IL	06/19/20	6

Collateral is a 63,317 SF urban retail-condo located Oak Park, IL (Chicago MSA). Subject occupies the first three floors of retail space in a 7-story residential condominium building that was constructed in 2006. The tenant is a Fitness Center occupying 47,074 SF or 74% of the property. As of year-end 2021, property cash flow did not cover debt service (0.85x DSCR). The Borrower has requested to prepay the loan, subject to a waiver of default interest, yield maintenance and late fees. Lender's legal counsel is working with borrower parties on payoff with waivers of default interest, yield maintenance and late fees while dual tracking foreclosure.

32	309630032	MU	CA	10/14/20	9

Property is a 5-story (with basement) mixed-use building originally constructed in 1913. The Property contains 20 residential apartments and 10,650 SF of ground level retail within 3 suites. Borrower stated that COVID mandates in California led

To disruption of business and is seeking a modification. Borrower and Lender have finalized relief and Loan has entered into rehab period.

35	309630035	LO	NC	11/04/20	7

REO Title Date: 4/14/2022. Description of Collateral: Property is flagged as a Hampton Inn and Suites located in Shelby NC. Current Franchise Agreement expiring 2/28/2033. The subject is the fee simple interest in a 2.42-acre parcel improved with a select-service lodging facility known as the Hampton Inn & Suites Shelby. The property, which opened in 2015, features 4-Story 86 rooms,648 sf of meeting space, fitness center, outdoor pool and business center. Companion Loan -

None. Deferred Maintenance / Repair Issues: Property is in overall good condition. Dec 2021 operating results: Occup 66%, ADR $109, Revpar $73. ADR and Revpar >100% penetration from comp set. Marketing Summary: Property is not marketed for sale. However, given strength of hotel sales environment, investigating potential of listing asset in July Gen 2 Auction.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	309630032	11,391,106.65	4.85500%	11,391,106.65	4.85500%	10	06/16/20	04/06/20	08/11/20
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/06/22	12/06/21	05/01/22
34	309630034	9,290,575.95	5.41600%	9,290,575.95	5.41600%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02000%	8,985,244.69	5.02000%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10500%	7,963,447.81	5.10500%	10	06/09/20	04/01/20	08/11/20
42	309630042	5,308,900.51	5.41600%	5,308,900.51	5.41600%	10	07/28/20	06/01/20	09/11/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	7,083.33	0.00	0.00	35,623.78	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,487.64	0.00	0.00	9,538.50	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	(44,294.41)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(165.00)	0.00
35	0.00	0.00	1,795.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(32,927.93)	0.00	0.00	45,162.28	0.00	0.00	0.00	0.00	(165.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,069.35

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Supplemental Notes
Disclosable Special Servicing Fees
May 2022Prospectus ID 17 Disclosable SS Fee = 7,083.33;Prospectus ID 31 Disclosable SS Fee = 2,487.64;Prospectus ID 32 Disclosable SS Fee = 2,312.42 ; Prospectus ID 35 Disclosable SS Fee = 1,795.51;

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30